Retirement Benefit Obligations - Summary of Analysis of Defined Benefit Expense/(Credit) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Charged in arriving at Group profit before finance costs:
Current service cost	$ 46	$ 54	$ 52
Administration expenses	5	4	5
Past service (credit)/cost net	(1)	(3)	1
Loss on settlements	0	6	0
Subtotal	50	61	58
Included in finance income and finance costs respectively:
Interest income on scheme assets	(52)	(46)	(56)
Interest cost on scheme liabilities	58	56	67
Net interest expense	6	10	11
Total defined benefit expense/(credit)	56	71	69
Eurozone
Included in finance income and finance costs respectively:
Total defined benefit expense/(credit)	25	29	30
United States and Canada
Included in finance income and finance costs respectively:
Total defined benefit expense/(credit)	14	20	15
Switzerland
Included in finance income and finance costs respectively:
Total defined benefit expense/(credit)	9	10	12
Other
Included in finance income and finance costs respectively:
Total defined benefit expense/(credit)	$ 8	$ 12	$ 12